CONSOLIDATED INCOME STATEMENTS (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Net revenues:
Product sales	$ 661,527	$ 443,856
Product sales - related party	2,663	22,802
Processing services		667
Total net revenues	661,527	444,523
Cost of revenues:
Product sales	639,692	452,547
Product sales - related party	2,845	21,201
Processing services		727
Total cost of revenues	639,692	453,274
Gross (loss) profit	21,835	(8,751)
Operating expenses (income):
Sales and marketing	30,019	12,808
General and administrative	26,401	23,822
Research and development	20,989	25,403
Other operating expense (income)	(5,577)	1,375
Impairment of long-lived assets		291
Total operating expenses	71,832	63,699
Loss from operations	(49,997)	(72,450)
Non-operating expenses (income):
Interest income	(3,496)	(4,070)
Interest expense	27,093	24,858
Foreign exchange losses (gains)	4,089	3,722
Losses (gains) on derivatives, net	(5,027)	633
Total non-operating expenses	22,659	25,143
Loss before income tax, noncontrolling interests	(72,656)	(97,593)
Income tax benefit	12,579	22,570
Net loss	(60,077)	(75,023)
Less: net loss attributed to noncontrolling interests	(12)	(27)
Net loss attributed to ReneSola Ltd	$ (60,065)	$ (74,996)
Loss per share
Basic (in dollars per share)	$ (0.35)	$ (0.43)
Diluted (in dollars per share)	$ (0.35)	$ (0.43)
Weighted average number of shares used in computing loss per share
Basic (in shares)	172,825,384	172,613,664
Diluted (in shares)	172,825,384	172,613,664